Other current operating assets and liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets and liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	12/31/2025	12/31/2024

Prepaid expenses	33.6	29.0
Indirect taxes (VAT/GST) receivables	72.8	45.4
Anticipated net sales returns	10.8	6.3
Income tax receivables	1.6	6.7
Other current operating assets	39.3	26.3
Other current operating assets	158.2	113.7

(CHF in millions)	12/31/2025	12/31/2024

Accrued expenses	204.3	184.4
Accrued personnel expenses	39.6	17.1
Indirect taxes (VAT/GST) payables	55.7	42.5
Social security payables	8.8	17.1
Other payables	17.2	25.4
Other current operating liabilities	29.7	12.8
Other current operating liabilities	355.4	299.3
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Increase in accrued expenses is in line with higher cost of sales and selling, general and administrative expenses. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.